Cover	May 05, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	BellRing Brands, Inc.
City Area Code	314
Local Phone Number	644-7652
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Period End Date	May 05, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39093
Entity Tax Identification Number	87-3296749
Entity Address, Address Line One	1 N Brentwood Blvd., Suite 1550
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	BRBR
Security Exchange Name	NYSE
Entity Central Index Key	0001772016
Amendment Flag	false